(ICON)
Nicholas-
Applegate
Growth
Equity
Fund

ANNUAL
REPORT
Dec. 31, 1997
(LOGO)

Nicholas-Applegate Growth Equity Fund

Performance At A Glance.
Large cap stocks were favored early in the year, yet in the second and third quarter, mid-cap stocks had their strongest two-quarter period since 1991.
Investors returned to the safety of larger cap stocks during the fourth quarter following the stock market's largest decline since 1987. The reactions of investors fueled gains for defensive stock issues -- those with low growth rates, high dividends and high capitalizations, all general characteristics of blue chip stocks. Despite a tough year for mid-cap stocks, the Fund returned
17.33% while its benchmark, the Lipper Growth
Fund Average, returned 19.63%.

Cumulative Total Returns1
As of 12/31/97

                                     One
Five         Ten           Since
                                    Year
Years       Years        Inception2
                Class A              17.33%
95.03%       369.63%       277.34%
                Class B              16.48
87.45          N/A         156.29
                Class C              16.48
N/A           N/A          74.20
                Class Z               N/A
N/A           N/A          21.28
Lipper Growth Fund Avg3              19.63
105.11        371.28          ***

Average Annual Total Returns1
As of 12/31/97

                                     One
Five         Ten           Since
                                    Year
Years       Years        Inception2
                Class A              11.46%
13.13%        16.13%       12.64%
                Class B              11.48
13.27          N/A         15.43
                Class C              15.48
N/A           N/A         17.64

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class Z shares do not carry a sales charge or a distribution fee. Since Class Z shares have been in existence less than one year, no average annual total returns are presented. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase.

2 Inception dates: Class A, 4/9/87; Class B,
6/10/91; Class C, 8/1/94; and
Class Z, 3/18/97.

3 These are Lipper Growth Fund average returns for the one-, five-, and 10-year categories for all funds in each share class.

*** Lipper Since Inception returns are: Class
A, 260.97%; Class B, 170.85%;
and Class C, 91.50% for all funds in each share class.

             How Investments Compared.
                (As of 12/31/96)
                     (GRAPH)
  U.S.        General     General        U.S.
Growth         Bond      Muni Debt     Taxable
Funds          Funds       Funds      Money
Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns historically have been lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but historically their returns have been generally among the lowest of the major investment categories.

Arthur E. Nicholas, Fund Manager
(PHOTO)
Portfolio
Manager's Report

The Nicholas-Applegate Growth Equity Fund seeks to provide capital appreciation through investment in growth companies with market capitalizations predominantly between $500 million and $5 billion. Our bottom-up growth philosophy focuses on identifying and investing in stocks meeting our criteria of sustainable, accelerating earnings growth, and market leadership. There can be no assurance that the Fund will achieve its investment objective.

Strategy Session.
Our mid-cap growth equity team adhered to its strategy of using a bottom-up method of selecting stocks. This method is based upon selecting stocks for individual merit, rather than a top down method of choosing stocks that considers market, monetary, political, fiscal, or economic trends. We use three strict criteria in our selection process:
positive change,
sustainability, and timeliness. Holdings that no longer meet these conditions are replaced with more appropriate selections.

We use a disciplined, consistent method of investing for the Nicholas-
Applegate Growth Equity Fund. This means we hold to stated investment objectives rather than chasing the latest fads or trends. For example, although the overall market may have favored the stocks of larger companies in the first and fourth quarters of 1997, the Fund remained invested in mid-sized stocks that met our criteria.

Throughout the year and most particularly the latter part of the year, we focused on stocks of companies with little to no exposure to Southeast Asia.
Many small cap stocks, specifically in the technology sector, which supply larger companies with significant exposure in Asia, did not fare well in light of the economic crisis there. Our outlook for domestic growth stocks remains positive as we expect demand in the Asian markets to decline, resulting in a catalyst toward a resurgence of smaller, faster growing stock issues.

Fundamentals of the portfolio remain strong with P/E ratios in line with the market, and projected earnings growth rates averaging 20% higher than the market. We believe the solid fundamentals of the mid-cap issues selected for the Fund warrant continued optimism for 1998.

     Portfolio Composition.
  Expressed as a percentage of
 total net assets as of 12/31/97.
           (PIE CHART)

Overview.
We focus on discovering companies that are adapting successfully to changes around them and increasing their earnings at a rate we believe will exceed expectations. We look for positive change that will lead to strong earnings growth in a company.

What Went Well.
Our relatively overweighted position in oil services stocks helped the Fund toward the end of the year. As the stock market fell in October, oil services stocks held strong. However, these stocks came under pressure later in the quarter.

Holdings in the transportation sector,
specifically airlines and trucking,
continue to benefit the portfolio. The earnings of many transportation companies are currently exceeding expectations, and analysts have been revising their estimates upward. Their strong growth can be attributed to lower energy costs, rising rates, and very full flights.

And Not So Well.
Technology stocks, which had helped us earlier in the year, came under pressure as the economic crisis in Southeast
Asia unfolded. We significantly
reduced our exposure to technology stocks in the fourth quarter. Many mid-sized technology companies that are suppliers to large multinational companies recorded disappointing performance in light of the economic crisis.

Energy stocks also did not perform well for the Fund during the year, as the cost of oil gradually decreased due to an increase in supply and a lessening in demand from Asia. We have decreased our weighting significantly in both oil and gas companies.

Five Largest Holdings.
2.8%            Clear Channel Comm.
                Media
2.7%            Health Mgmt. Assoc.
                Drugs & Healthcare
2.6%            Carnival
                Leisure & Recreation
2.5%            Chancellor Media
                Media
2.4%            Borders Group
                Retail/Wholesale Specialty

Expressed as a percentage of net assetsas of 12/31/97.

Looking Ahead.
Our outlook is positive, based on the prospects
for a favorable environment
for mid-sized companies. We base our opinion on
several factors, including
the low inflation environment as well as the
probability that weakness in
Asian markets will result in a resurgence of
smaller, faster growing stock
issues. We believe the Nicholas-Applegate
Growth Equity Fund is well-
positioned going forward.
-----------------------------------------------
--------------------------------
                                 1

 NICHOLAS-APPLEGATE FUND, INC.
Portfolio of Investments
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
December 31, 1997

Value
 Shares               Description
(Note 1)
              COMMON STOCKS--98.8%
              CAPITAL GOODS--25.9%
              Construction--1.5%
   101,400    Centex Corp................  $
6,381,863
                                           ----
--------
              Drugs & Healthcare--1.6%
   145,000    Sybron International
                Corp.*...................
6,805,937
                                           ----
--------
              Retail/Wholesale Specialty
                Chain--18.5%
   330,200    Borders Group, Inc.*.......
10,339,388
    95,675    Consolidated Stores
                Corp.*...................
4,203,720
   211,000    Costco Companies, Inc.*....
9,415,875
   204,950    Dollar Tree Stores Inc.*...
8,479,806
   191,500    General Nutrition Cos.*....
6,511,000
   121,200    Kohl's Corp.*..............
8,256,750
   258,600    Meyer, (Fred), Inc.*.......
9,406,575
   157,400    NBTY, Inc.*................
5,253,225
   173,200    TJX Companies, Inc.........
5,953,750
   292,200    U.S. Office Products
                Co.*.....................
5,734,425
    97,800    Whole Foods Market,
                Inc.*....................
5,000,025
                                           ----
--------

78,554,539
                                           ----
--------
              Telecommunication--4.3%
   245,100    LCI International, Inc.*...
7,536,825
    97,700    Pacific Gateway Exchange,
                Inc.*....................
5,257,481
   103,100    Teleport Communications
                Group Inc.*..............
5,657,613
                                           ----
--------

18,451,919
                                           ----
--------
              CONSUMER NON-DURABLES--21.1%
              Airlines--1.1%
   183,000    Southwest Airlines Co......
4,506,375
                                           ----
--------
              Business Services--1.4%
   150,000    Robert Half International
                Inc.*....................
6,000,000
                                           ----
--------
              Drugs & Healthcare--12.0%
   110,300    Centocor, Inc.*............
3,667,475
   161,900    Concentra Managed Care,
                Inc.*....................
5,464,125
   200,000    Elan Corp. PLC (ADR)*......  $
10,237,500
   450,000    Health Management Assoc.,
                Inc.*....................
11,362,500
   191,500    HEALTHSOUTH Corp.*.........
5,323,030
    58,150    McKesson Corporation.......
6,291,103
   150,000    Millenium Pharmaceuticals,
                Inc.*....................
2,850,000
   186,400    Watson Pharmaceuticals,
                Inc.*....................
6,046,350
                                           ----
--------

51,242,083
                                           ----
--------
              Hotels & Restaurants--4.0%
   190,000    CKE Restaurants, Inc.......
8,003,750
   463,100    Host Marriott Corp.*.......
9,088,337
                                           ----
--------

17,092,087
                                           ----
--------
              Leisure And Recreation--2.6%
   200,000    Carnival Corp..............
11,075,000
                                           ----
--------
              ENERGY--8.8%
              Electrical Utilities--1.4%
   126,000    AES Corp.*.................
5,874,750
                                           ----
--------
              Oil & Gas-Production/Pipeline--
4.4%
   147,500    Devon Energy Corp..........
5,678,750
   206,900    Precision Drilling
                Corp.*...................
5,043,187
   450,000    Santa Fe Energy Resources,
                Inc.*....................
5,062,500
    98,100    Valero Energy Corp.........
3,084,019
                                           ----
--------

18,868,456
                                           ----
--------
              Oil Services--3.0%
    46,200    Camco International,
                Inc......................
2,942,363
   297,800    Global Industries, Ltd.*...
5,062,600
    73,200    Smith International,
                Inc.*....................
4,492,650
                                           ----
--------

12,497,613
                                           ----
--------
              ENVIRONMENTAL--2.2%
              Pollution Control Equipment &
                Service--2.2%
   407,500    Allied Waste Industries,
                Inc.*....................
9,499,844
                                           ----
--------

See Notes to Financial Statements.     2

 NICHOLAS-APPLEGATE FUND, INC.
Portfolio of Investments
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
December 31, 1997

Value
 Shares               Description
(Note 1)
              FINANCIAL SERVICES--6.2%
              Financial/Business Services--4.7%
   213,000    CIT Group*.................  $
6,869,250
    85,000    FINOVA Group, Inc..........
4,223,438
   135,200    MGIC Investment Corp.......
8,990,800
                                           ----
--------

20,083,488
                                           ----
--------
              Insurance--1.5%
   160,000    Provident Cos., Inc........
6,180,000
                                           ----
--------
              GENERAL BUSINESS--11.9%
              Advertising--1.8%
   200,000    Outdoor Systems, Inc.*.....
7,675,000
                                           ----
--------
              Apparel & Textiles--0.5%
    49,700    Jones Apparel Group,
                Inc.*....................
2,137,100
                                           ----
--------
              Beverages--1.7%
   130,000    Canandaigua Brands,
                Inc.*....................
7,198,750
                                           ----
--------
              Media--5.3%
   142,600    Chancellor Media Corp.*....
10,641,525
   149,400    Clear Channel
                Communications, Inc.*....
11,867,962
                                           ----
--------

22,509,487
                                           ----
--------
              Office Furnishings--0.8%
   110,000    Knoll, Inc.*...............
3,533,750
                                           ----
--------
              Printing & Publishing--1.8%
   210,000    Valassis Communications,
                Inc.*....................
7,770,000
                                           ----
--------
              TECHNOLOGY--22.7%
              Computer-Networks--1.5%
   180,000    Network Appliance, Inc.*...
6,390,000
                                           ----
--------
              Computers-Services--2.0%
   208,300    Saville Systems Ireland PLC
                (ADR)*...................
8,644,450
                                           ----
--------
              Computer Software--11.3%
   230,200    Bay Networks, Inc.*........
5,884,487
    88,100    BMC Software Inc.*.........
5,781,563
   302,000    Compuware Corp.*...........
9,664,000
   267,800    Industri-Matematik Int'l.
                Corp.*...................
7,900,100
   125,800    Peoplesoft Inc.*...........
4,906,200
   252,800    Platinum Technology,
                Inc.*....................  $
7,141,600
   128,900    VERITAS Software Corp.*....
6,573,900
                                           ----
--------

47,851,850
                                           ----
--------
              Electronic Components--4.3%
   141,000    Level One Communications,
                Inc.*....................
3,983,250
   108,500    Sanmina Corp.*.............
7,350,875
   168,000    Uniphase Corp.*............
6,951,000
                                           ----
--------

18,285,125
                                           ----
--------
              Telecommunications Equipment--
3.6%
   142,500    Advanced Fibre
                Communications*..........
4,150,313
   116,900    CIENA Corp.*...............
7,145,512
   204,600    PairGain Technologies,
                Inc.*....................
3,964,125
                                           ----
--------

15,259,950
                                           ----
--------
              Total common stocks
                (cost $345,948,203)......
420,369,416
                                           ----
--------

Principal
  Amount
  (000)
----------
              SHORT-TERM INVESTMENTS--4.2%
              Commercial Paper--4.2%
$   17,725    American Express Co.
                6.65%, 1/2/98............
17,721,726
                                           ----
--------
              Other
        11    Seven Seas Money Market
                Fund.....................
11,173
                                           ----
--------
              Total short-term
                investments
                (cost $17,732,899).......
17,732,899
                                           ----
--------
              Total Investments--103.0%
                (cost $363,681,102; Note
                4).......................
438,102,315
                                           ----
--------
              Liabilities in excess of
                other assets--(3.0)%.....
(12,554,981)
                                           ----
--------
              Net Assets--100%...........
$425,547,334
                                           ----
--------
                                           ----
--------

---------------
* Non-income producing.
ADR--American Depository Receipt.

See Notes to Financial Statements.     3

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Statement of Assets and Liabilities

Assets
December 31, 1997

-----------------
Investments, at value (cost
$363,681,102)..................................
 ...........     $ 438,102,315
Cash...........................................
 .......................................
25,341
Receivable for investments
sold...........................................
 ............         1,226,691
Receivable for Fund shares
sold...........................................
 ............           235,560
Dividends and interest
receivable.....................................
 ................            43,089
Other
assets.........................................
 .................................
8,414

-----------------
    Total
assets.........................................
 .............................       439,641,410

-----------------
Liabilities
Payable for investments
purchased......................................
 ...............        11,420,023
Payable for Fund shares
reacquired.....................................
 ...............         1,852,808
Management fee
payable........................................
 ........................           330,884
Distribution fee
payable........................................
 ......................           259,354
Accrued
expenses.......................................
 ...............................
223,335
Directors' fees
payable........................................
 .......................             7,672

-----------------
    Total
liabilities....................................
 .............................        14,094,076

-----------------
Net
Assets.........................................
 ...................................     $
425,547,334

-----------------

-----------------
Net assets were comprised of:
  Common stock, at
par............................................
 ....................     $     312,478
  Paid-in capital in excess of
par............................................
 ........       327,085,175

-----------------

327,397,653
  Accumulated net realized gain on
investments....................................
 ....        23,728,468
  Net unrealized appreciation on
investments....................................
 ......        74,421,213

-----------------
Net assets, December 31,
1997...........................................
 ..............     $ 425,547,334

-----------------

-----------------
Class A:
  Net asset value and redemption price per
share
    ($133,973,481 / 9,256,311 shares of common
stock issued and outstanding)..........
$14.47
  Maximum sales charge (5% of offering
price).........................................
 .76

-----------------
  Maximum offering price to
public.........................................
 ...........            $15.23

-----------------

-----------------
Class B:
  Net asset value, offering price and
redemption price per share
    ($284,190,969 / 21,438,752 shares of common
stock issued and outstanding).........
$13.26

-----------------

-----------------
Class C:
  Net asset value, offering price and
redemption price per share
    ($6,749,676 / 509,191 shares of common
stock issued and outstanding)..............
$13.26

-----------------

-----------------
Class Z:
  Net asset value, offering price and
redemption price per share
    ($633,208 / 43,584 shares of common stock
issued and outstanding).................
$14.53

-----------------

-----------------

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     4

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Statement of Operations

                                        Year
Ended
                                       December
31,
Net Investment Loss                        1997
                                       --------
-----
Income
  Dividends (net of foreign
    withholding taxes
    of $12,889)......................  $
1,300,064
  Interest...........................
1,148,848
                                       --------
-----
    Total income.....................
2,448,912
                                       --------
-----
Expenses
  Management fees....................
4,250,016
  Distribution fee--Class A..........
251,879
  Distribution fee--Class B..........
3,005,201
  Distribution fee--Class C..........
67,962
  Transfer agent's fees and
  expenses...........................
643,000
  Custodian's fees and expenses......
110,000
  Reports to shareholders............
100,000
  Directors' fees....................
77,000
  Registration fees..................
50,000
  Audit fees and expense.............
33,000
  Insurance expense..................
28,000
  Legal fees and expenses............
25,000
  Miscellaneous......................
2,284
                                       --------
-----
    Total expenses...................
8,643,342
                                       --------
-----
Net investment loss..................
(6,194,430)
                                       --------
-----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment
  transactions.......................
94,942,716
Net change in unrealized appreciation
  of
  investments........................
(18,521,412)
                                       --------
-----
Net gain on investments..............
76,421,304
                                       --------
-----
Net Increase in Net Assets
Resulting from Operations............  $
70,226,874
                                       --------
-----
                                       --------
-----

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Statement of Changes in Net Assets

                              Year Ended
Year Ended
Increase (Decrease)          December 31,
December 31,
in Net Assets                    1997
1996
                          ------------------
-------------
Operations
  Net investment loss...    $     (6,194,430)
$  (6,716,644)
  Net realized gain on
    investment
    transactions........          94,942,716
72,328,335
  Net change in
    unrealized
    appreciation on
    investments.........         (18,521,412)
(173,258)
                          ------------------
-------------
  Net increase in net
    assets resulting
    from operations.....          70,226,874
65,438,433
                          ------------------
-------------
Distributions to
  shareholders from net
  realized gains on
  investments
    Class A.............         (27,098,267)
(18,962,078)
    Class B.............         (63,813,523)
(44,527,983)
    Class C.............          (1,442,170)
(917,000)
    Class Z.............             (66,424)
--
                          ------------------
-------------
                                 (92,420,384)
(64,407,061)
                          ------------------
-------------
Fund share transactions
  (Note 5)
  (net of share
  conversions)
  Net proceeds from
    shares subscribed...         543,622,835
899,616,382
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    distributions.......          84,714,423
58,287,125
  Cost of shares
    reacquired..........        (650,219,421)
(909,300,156)
                          ------------------
-------------
  Net increase
    (decrease) in net
    assets from Fund
    share
    transactions........         (21,882,163)
48,603,351
                          ------------------
-------------
Total increase
  (decrease)............         (44,075,673)
49,634,723
Net Assets
Beginning of year.......         469,623,007
419,988,284
                          ------------------
-------------
End of year.............    $    425,547,334
$ 469,623,007
                          ------------------
-------------
                          ------------------
-------------

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     5

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Notes to Financial Statements

   Nicholas-Applegate Growth Equity Fund (the
'Fund') is currently the only
series of Nicholas-Applegate Fund, Inc. The
Fund commenced operations as a
closed-end, diversified management investment company on April 9, 1987. On June
7, 1991, the Fund ceased operations as a closed-end investment company.
Effective June 10, 1991, trading in the Fund's shares was discontinued on the
New York Stock Exchange and the Fund commenced operations as an open-end, diversified management investment company.

   The Fund's investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and in securities convertible into or excercisable for common stocks (such as convertible preferred stocks, convertible debentures and warrants), the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500.

Note 1. Accounting            The following is
a summary
Policies                      of significant
accounting poli-
                              cies followed by
the Fund in the preparation of
its financial statements.

Security Valuation: Investments are stated at value. Investments for which market quotations are readily available are valued at the last reported sales price. If there are no sales on the date of valuation, then investments are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities are valued at amortized cost.

   In connection with transactions in
repurchase agreements, it is the Fund's
policy that its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Real-
ized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

   Net investment income (other than
distribution fees) and unrealized and
realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Dividends and Distributions: Dividends from net investment income and distributions of net capital gains in excess of capital loss carryforwards, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain
distributions are determined in
accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no tax provision is required.

   Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of
Certified Public Accountant's Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain and
Return of Capital Distributions by Investment
Companies. For the year ended
December 31, 1997 the Fund decreased
accumulated net investment loss by
$6,194,430 and decreased paid-in capital by $6,194,430 due to the Fund experiencing a net investment loss during the year. Net realized gains and net assets were not affected by this change.

Note 2. Agreements            The Fund has a
management
                              agreement with
Prudential Investments Fund
Management LLC ('PIFM'). Pursuant to the
management agreement, PIFM has
responsibility for all
-----------------------------------------------
---------------------------------
                                       6
investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Nicholas-Applegate
Capital Management ('NACM'); NACM furnishes investment advisory services in connection with the management of the Fund.
PIFM pays for the services of the
subadviser, the compensation of officers of the Fund who are employees of PIFM, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

   The management fee paid PIFM is computed daily and payable monthly at an annual rate of .95% of the average daily net assets of the Fund. PIFM pays NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of the average daily net assets of the Fund. During the year ended December 31, 1997, PIFM earned $4,250,016 in management fees of which it paid $3,357,513 to NACM under the foregoing agreements.

   The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and Class
C shares, pursuant to plans of
distribution, (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor for the Class Z shares of the Fund.

   Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .18 of 1% of average daily net assets of
Class A shares and 1% of the average daily net assets of both the Class B and Class C shares, respectively, for the year ended December 31, 1997.

   PSI has advised the Fund that it has
received approximately $139,800 in
front-end sales charges resulting from sales of Class A shares during the year ended December 31, 1997. From these fees, PSI paid such sales charges to PRUCO
Securities Corporation ('PRUSEC'), an
affiliated broker-dealer, which in turn
paid commissions to salespersons and incurred other distribution costs.

   PSI advised the Fund that for the year ended
December 31, 1997, it received
approximately $543,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

   PSI, PIFM and PRUSEC are (indirect) wholly owned subsidiaries of The
Prudential Insurance Company of America.
('Prudential')

   The Fund, along with other affiliated
registered investment companies (the
'Funds'), had a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates.
The purposes of the Agreement is
to serve as an alternative source of funding for capital share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement during the year ended December 31, 1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expired on December 30, 1997 and has been extended through December 29, 1998 under the same terms.

Note 3. Other                 Prudential Mutual
Fund Ser-
Transactions                  vices LLC
('PMFS'), a
with Affiliates               wholly owned
subsidiary of
                              PIFM, serves as
the Fund's transfer agent. During
the year ended December 31, 1997, the Fund incurred fees of approximately
$624,000 for the services of PMFS. As of December 31, 1997, approximately
$49,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

Note 4. Portfolio             Purchases and
sales of invest-
Securities                    ment securities,
other than
                              short-term
investments, for the year ended
December 31, 1997 aggregated $787,375,857 and
$883,568,917, respectively.

   The cost basis of investments for federal income tax purposes at December 31, 1997 was $363,758,696 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $74,343,619 (gross unrealized appreciation--$83,583,627; gross unrealized depreciation--$9,240,008).

Note 5. Capital               The Fund offers
Class A,
                              Class B, Class C
and Class Z shares. Class A
                              shares are sold
with a front-end sales charge of
up to 5%. Class B shares are sold with a
contingent deferred sales charge which
declines from 5% to zero depending upon the
period of time the shares are held.
Class C shares are sold with a contingent
deferred sales charge of 1% during the
first year. Class B shares will automatically
convert to Class A shares on a
-----------------------------------------------
---------------------------------
                                       7
quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective March 18, 1997, the Fund commenced offering
Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

   The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class
C and Class Z shares.Transactions in shares of common stock were as follows:

Class A                           Shares
Amount
------------------------------  -----------
-------------
Year ended
  December 31, 1997:
Shares sold...................   26,028,147
$ 403,257,239
Shares issued in reinvestment
  of dividends and
  distributions...............    1,629,888
23,021,141
Shares reacquired.............  (28,489,469)
(443,979,190)
                                -----------
-------------
Net decrease in shares
  outstanding before
  conversion..................     (831,434)
(17,700,810)
Shares issued upon conversion
  from Class B................      670,378
10,138,513
                                -----------
-------------
Net decrease in shares
  outstanding.................     (161,056)
$  (7,562,297)
                                -----------
-------------
                                -----------
-------------
Year ended
  December 31, 1996:
Shares sold...................   45,256,796
$ 735,771,997
Shares issued in reinvestment
  of distributions............      983,300
15,498,673
Shares reacquired.............  (45,642,294)
(743,356,355)
                                -----------
-------------
Net increase in shares
  outstanding before
  conversion..................      597,802
7,914,315
Shares issued upon conversion
  from Class B................      628,501
10,055,961
                                -----------
-------------
Net increase in shares
  outstanding.................    1,226,303
$  17,970,276
                                -----------
-------------
                                -----------
-------------
Class B
------------------------------
Year ended
  December 31, 1997:
Shares sold...................    9,457,319
$ 135,337,537
Shares issued in reinvestment
  of distributions............    4,638,652
60,246,458
Shares reacquired.............  (13,888,004)
(200,836,623)
                                -----------
-------------
Net increase in shares
  outstanding before
  conversion..................      207,967
(5,252,628)
Shares reacquired upon
  conversion into Class A.....     (721,300)
(10,138,513)
                                -----------
-------------
Net decrease in shares
  outstanding.................     (513,333)
$ (15,391,141)
                                -----------
-------------
                                -----------
-------------

Class B                           Shares
Amount
------------------------------  -----------
-------------
Year ended
  December 31, 1996:
Shares sold...................   10,219,707
$ 155,199,983
Shares issued in reinvestment
  of distributions............    2,823,157
41,917,160
Shares reacquired.............  (10,486,306)
(158,450,669)
                                -----------
-------------
Net increase in shares
  outstanding before
  conversion..................    2,556,558
38,666,474
Shares reacquired upon
  conversion into Class A.....     (664,025)
(10,055,961)
                                -----------
-------------
Net increase in shares
  outstanding.................    1,892,533
$  28,610,513
                                -----------
-------------
                                -----------
-------------
Class C
------------------------------
Year ended
  December 31, 1997:
Shares sold...................      297,583
$   4,319,397
Shares issued in reinvestment
  of distributions............      106,388
1,380,420
Shares reacquired.............     (360,051)
(5,302,665)
                                -----------
-------------
Net increase in shares
  outstanding.................       43,920
$     397,152
                                -----------
-------------
                                -----------
-------------
Year ended
  December 31, 1996:
Shares sold...................      564,965
$   8,644,402
Shares issued in reinvestment
  of distributions............       58,630
871,292
Shares reacquired.............     (496,192)
(7,493,132)
                                -----------
-------------
Net increase in shares
  outstanding.................      127,403
$   2,022,562
                                -----------
-------------
                                -----------
-------------
Class Z
------------------------------
March 18, 1997(a) through
  December 31, 1997:
Shares sold...................       45,102
$     708,662
Shares issued in reinvestment
  of distributions                    4,760
66,404
Shares reacquired                    (6,278)
(100,943)
                                -----------
-------------
Net increase in shares
  outstanding                        43,584
$     674,123
                                -----------
-------------
                                -----------
-------------

---------------
(a) Commencement of offering of Class Z shares.
-----------------------------------------------
---------------------------------
                                       8

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Financial Highlights

Class A

-----------------------------------------------
----------------------

Year Ended December 31,

-----------------------------------------------
----------------------

1997             1996         1995(a)
1994(a)       1993(a)

-----------       --------       --------
-------       -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..........
$    15.41       $  15.18       $  11.99
$ 13.56       $ 12.77

-----------       --------       --------
-------       -------
Income from investment operations:
Net investment loss.........................
(.12)           (.14)          (.11)
(.07)         (.07)
Net realized and unrealized gain (loss) on
  investment transactions...................
2.60           2.64           3.82
(1.19)         2.63

-----------       --------       --------
-------       -------
  Total from investment operations..........
2.48           2.50           3.71
(1.26)         2.56

-----------       --------       --------
-------       -------
Less distributions:
Distributions from net realized gains from
  investment transactions...................
(3.42)          (2.27)          (.52)
(.31)        (1.77)

-----------       --------       --------
-------       -------
  Total distributions.......................
(3.42)          (2.27)          (.52)
(.31)        (1.77)

-----------       --------       --------
-------       -------
Net asset value, end of year................
$    14.47       $  15.41       $  15.18
$ 11.99       $ 13.56

-----------       --------       --------
-------       -------

-----------       --------       --------
-------       -------
TOTAL RETURN(b):............................
17.33%         16.45%         31.20%
(9.53)%       20.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)...............
$  133,973       $145,120       $124,340
$88,069       $97,596
Average net assets (000)....................
$  139,933       $136,482       $109,740
$93,620       $90,332
Ratios to average net assets:
  Expenses, including distribution fee......
1.37%          1.41%          1.44%
1.49%(d)      1.42%(d)
  Expenses, excluding distribution fee......
1.19%          1.23%          1.27%
1.32%(d)      1.30%(d)
  Net investment loss.......................
(.82)%          (.93)%         (.83)%
(.59)%        (.53)%
For Class A, B, C and Z shares:
Portfolio turnover rate(c)..................
182%           113%           106%
110%          112%
Average commission rate paid per share
$.0590         $.0588         $.0592
N/A           N/A

---------------
 (a) Calculated based upon weighted average
shares outstanding during the
     periods due to effects of open-ending,
Fund share sales and the resulting
     share issuance from the stock rights
offering.
 (b) Total return does not consider the effects
of sales loads. Total return
     is calculated assuming a purchase of
shares on the first day and a sale
     on the last day of each period reported
and includes reinvestment of
     dividends and distributions.
 (c) Portfolio turnover is calculated on the
basis of the Fund as a whole
     without distinguishing between the classes
of shares issued.
 (d) Current year amounts have been restated
from prior periods presentation.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     9

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Financial Highlights

Class B

-----------------------------------------------
-----------------

Year Ended December 31,

-----------------------------------------------
-----------------

1997          1996        1995(a)       1994(a)
1993(a)

--------      --------      --------      -----
---      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............
$  14.48      $  14.49      $  11.56      $
13.18      $  12.56

--------      --------      --------      -----
---      --------
Income from investment operations:
Net investment loss...........................
(.23)          (.24)         (.22)
(.17)         (.18)
Net realized and unrealized gain (loss) on
  investment transactions.....................
2.43          2.50          3.67         (1.14)
2.57

--------      --------      --------      -----
---      --------
  Total from investment operations............
2.20          2.26          3.45         (1.31)
2.39

--------      --------      --------      -----
---      --------
Less distributions:
Distributions from net realized gains from
  investment transactions.....................
(3.42)         (2.27)         (.52)
(.31)        (1.77)

--------      --------      --------      -----
---      --------
  Total distributions.........................
(3.42)         (2.27)         (.52)
(.31)        (1.77)

--------      --------      --------      -----
---      --------
Net asset value, end of year..................
$  13.26      $  14.48      $  14.49      $
11.56      $  13.18

--------      --------      --------      -----
---      --------

--------      --------      --------      -----
---      --------
TOTAL RETURN(b):..............................
16.48%        15.54%        30.11%
(10.20)%       19.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................
$284,191      $317,768      $290,751
$257,059      $252,911
Average net assets (000)......................
$300,520      $304,841      $265,597
$261,285      $179,456
Ratios to average net assets:
  Expenses, including distribution fee........
2.19%         2.23%         2.27%
2.32%(c)      2.30%(c)
  Expenses, excluding distribution fee........
1.19%         1.23%         1.27%
1.32%(c)      1.30%(c)
  Net investment loss.........................
(1.64)%       (1.75)%       (1.66)%
(1.39)%       (1.40)%

---------------
 (a) Calculated based upon weighted average
shares outstanding during the
     periods due to effects of open-ending,
Fund share sales and the resulting
     share issuance from the stock rights
offering.
 (b) Total return does not consider the effects
of sales loads. Total return
     is calculated assuming a purchase of
shares on the first day and a sale
     on the last day of each period reported
and includes reinvestment of
     dividends and distributions.
 (c) Current year amounts have been restated
from prior periods presentation.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     10

 NICHOLAS-APPLEGATE FUND, INC.
 NICHOLAS-APPLEGATE GROWTH EQUITY FUND
 Financial Highlights

Class C
Class Z
                                            ---
-----------------------------------------------
-------        -------------

August 1,            March 18,

1994(c)              1997(f)

Year Ended December 31,                Through
Through
                                            ---
------------------------------------
December 31,        December 31,

1997          1996          1995(a)
1994(a)               1997
                                            ---
----      --------      ------------      -----
-------        -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $
14.48      $  14.49        $  11.56          $
11.62             $ 14.48
                                            ---
----      --------      ------------      -----
-------        -------------
Income from investment operations:
Net investment loss.....................
(.22)          (.22)           (.22)
(.05)              (.22)
Net realized and unrealized gain (loss)
  on investment transactions............
2.42          2.48            3.67
(.01)               3.18
                                            ---
----      --------      ------------      -----
-------        -------------
  Total from investment operations......
2.20          2.26            3.45
(.06)               2.96
                                            ---
----      --------      ------------      -----
-------        -------------
Less distributions:
Distributions from net realized gains
  from investment transactions..........
(3.42)         (2.27)           (.52)
--              (2.91)
                                            ---
----      --------      ------------      -----
-------        -------------
  Total distributions...................
(3.42)         (2.27)           (.52)
--              (2.91)
                                            ---
----      --------      ------------      -----
-------        -------------
Net asset value, end of period..........    $
13.26      $  14.48        $  14.49          $
11.56             $ 14.53
                                            ---
----      --------      ------------      -----
-------        -------------
                                            ---
----      --------      ------------      -----
-------        -------------
TOTAL RETURN(b):........................
16.48%        15.54%          30.11%
(.52)%             21.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $
6,750      $  6,735        $  4,897          $
1,100             $   633
Average net assets (000)................    $
6,796      $  5,862        $  2,961          $
225             $   121
Ratios to average net assets:
  Expenses, including distribution
    fee.................................
2.19%         2.23%           2.27%
6.23%(d)(e)         1.19%(d)
  Expenses, excluding distribution
  fee...................................
1.19%         1.23%           1.27%
5.23%(d)(e)         1.19%(d)
  Net investment loss...................
(1.64)%        (1.75)%         (1.63)%
(3.36)%(d)          (.85)%(d)

---------------
 (a) Calculated based upon weighted average
shares outstanding during the
     periods due to effects of open-ending,
Fund share sales and the resulting
     share issuance from the stock rights
offering.
 (b) Total return does not consider the effects
of sales loads. Total return
     is calculated assuming a purchase of
shares on the first day and a sale
     on the last day of each period reported
and includes reinvestment of
     dividends and distributions. Total returns
for periods less than a full
     year are not annualized.
 (c) Commencement of offering Class C shares.
 (d) Annualized.
 (e) Current year amounts have been restated
from prior periods presentation.
 (f) Commencement of offering Class Z shares.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     11

                         REPORT OF INDEPENDENT
AUDITORS

To the Board of Directors and Shareholders of Nicholas-Applegate Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of
Nicholas-Applegate Growth Equity Fund, the only series of Nicholas-Applegate
Fund, Inc., including the portfolio of
investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended for Class A, B, C shares, and for the period from March 18, 1997 (commencement of operations) to December 31, 1997 for Z shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of
Nicholas-Applegate Growth Equity Fund for each of the two years in the period ended December 31, 1994 for Class A and Class B shares, and for the period from August 1, 1994 (commencement of investment operations) to December 31, 1994 for Class C shares, were audited by other auditors whose report dated February 8,
1995 expressed an unqualified opinion on those financial highlights.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a
test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas-Applegate Growth Equity Fund as of
December 31, 1997, the results of
its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended for Class A, B, C shares, and for the period from March 18, 1997
(commencement of operations) to December 31, 1997 for Z shares in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Los Angeles, California
February 10, 1998

                                 TAX
INFORMATION

   We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (December 31, 1997) as to the federal income tax status of dividends and distributions paid by the Fund during such fiscal year.
Accordingly, we are advising you that in the fiscal year ended December 31,
1997, the Fund paid distributions for Class A, Class B, Class C and Class Z shares totaling $1.20 per share, comprised of short-term capital gains which are taxable as ordinary income. The Fund paid distributions for Class A, Class B and
Class C shares totaling $2.22 per share, comprised of long-term capital gains, of which, $1.85 was taxable at 28% rate gain and $0.37 was taxable at 20% rate gain. The Fund paid distributions for Class Z shares totaling $1.71 per share, comprised of long-term capital gains, of which, $1.34 was taxable at 28% rate gain and $0.37 was taxable at 20% rate gain.

   We wish to advise you that the corporate
dividends received deduction for the
Fund is zero. For the purpose of preparing your
annual federal income tax return
you should report the amounts reflected on the
appropriate Form 1099-DIV or
substitute 1099.
-----------------------------------------------
---------------------------------
                                       12

Comparing A $10,000 Investment.
Nicholas-Applegate Growth Equity Fund vs.
the S&P 500 Index.

// Nicholas-Applegate Growth Equity Fund
-- S&P 500 Index

                       Class A
Average Annual Total
                       (CHART)
Returns - Class A

With Sales Load

12.64% Since Inception

16.13% for 10 Years

13.13% for  5 Years

11.46% for  1 Year


Without Sales Load

13.18% Since Inception

16.73% for 10 Years

14.30% for  5 Years

17.33% for  1 Year

                       Class B
Average Annual Total
                       (CHART)
Returns - Class B

With Sales Load

15.43% Since Inception

13.27% for 5 Years

11.48% for 1 Year


Without Sales Load

15.43% Since Inception

13.39% for 5 Years

16.48% for 1 Year

                       Class C
Average Annual Total
                       (CHART)
Returns - Class C

With Sales Load

17.64% Since Inception

15.48% for 1 Year


Without Sales Load

17.64% Since Inception

16.48% for 1 Year

                       Class Z
                       (CHART)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the charts
are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Nicholas-
Applegate Growth Equity Fund
(Class A, Class B, Class C, and Class Z) with a similar investment in the
Standard & Poor's 500 Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (December 31, 1997), as measured on a quarterly basis, beginning in 1987 for Class A shares, in 1991 for Class B shares, in 1994 for Class C shares, and in 1997 for Class
Z shares. For purposes of the
graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December
31, 1997; (c) all recurring fees (including management fees) were deducted;
and (d) all dividends and distributions were reinvested. Class Z shares do not carry a sales charge or a distribution fee.
Since Class Z shares have been in
existence less than a year, no average annual total returns are presented.
Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York
Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the S&P 500 may differ substantially from the securities in the Fund. The S&P 500 is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Arthur E. Nicholas, Chairman
Dann V. Angeloff
Fred C. Applegate
Theodore J. Coburn
Robert F. Gunia
Arthur B. Laffer
Charles E. Young

Officers
Arthur E. Nicholas, Chairman,
President, and Chief Executive Officer
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert E. Carlson, Assistant Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Ernst & Young LLP
515 South Flower Street
Los Angeles, California 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90017

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

653698209                      MF151E
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653698407
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